Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 299,638	¥ 249,865
Equity securities without readily determinable fair value, amount		65,365	65,365
Other liabilities [Member]
Other Assets Other and Other Liabilities [Line Items]
Liability in respect of outstanding and unsettled investigations		21,177	42,459
Listed equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		6,410	13,174
Unlisted equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 293,228	¥ 236,691

[1]	Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥13,174 million and ¥236,691 million respectively, as of March 31, 2023, and ¥6,410 million and ¥293,228 million respectively, as of March 31, 2024. These securities are generally carried at fair value, with changes in fair value recognized and reported within Revenue—Other in the consolidated statements of income. Also includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2023 and 2024 respectively.